CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S DEFICIT (Q1) - USD ($)	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Aug. 19, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Aug. 19, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	(7,798,760)	(7,798,760)
Ending balance at Dec. 31, 2020	$ 0	$ 431	0	(32,801,182)	(32,800,751)
Ending balance (in shares) at Dec. 31, 2020	0	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	10,586,342	10,586,342
Ending balance at Mar. 31, 2021	$ 0	$ 431	0	(22,214,840)	(22,214,409)
Ending balance (in shares) at Mar. 31, 2021	0	4,312,500
Beginning balance at Dec. 31, 2020	$ 0	$ 431	0	(32,801,182)	(32,800,751)
Beginning balance (in shares) at Dec. 31, 2020	0	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	5,598,086	5,598,086
Ending balance at Dec. 31, 2021	$ 0	$ 431	0	(27,203,096)	(27,202,665)
Ending balance (in shares) at Dec. 31, 2021	0	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	6,978,015	6,978,015
Ending balance at Mar. 31, 2022	$ 0	$ 431	$ 0	$ (20,225,081)	$ (20,224,650)
Ending balance (in shares) at Mar. 31, 2022	0	4,312,500